Quarterly Financial Results	12 Months Ended
Dec. 31, 2010
Quarterly Financial Results [Abstract]
Quarterly Financial Results

Note 16: Quarterly Financial Results (Unaudited)

Summarized quarterly results for the two years ended December 31, 2010 and 2009, respectively, are as follows (in millions):

2010 by Quarter:	First	Second	Third	Fourth
Revenues	$2,402.1	$2,614.7	$2,633.1	$2,730.5
Expenses	2,332.1	2,467.9	2,492.4	2,571.3
Interest income	2.0	1.4	2.1	2.3
Interest expense	(448.9)	(450.9)	(455.8)	(441.0)
Other income (expense)	8.2	24.8	(52.3)	3.4

Loss before income taxes and equity earnings in affiliates	(368.7)	(277.9)	(365.3)	(276.1)
Income tax (benefit) expense	(138.1)	(122.4)	52.3	(115.6)
Equity earnings in affiliates	22.2	33.3	31.2	30.6

Net loss	(208.4)	(122.2)	(386.4)	(129.9)
Less: Net income attributable to noncontrolling interests	31.7	49.0	44.9	49.3

Net loss attributable to First Data Corporation	$(240.1)	$(171.2)	$(431.3)	$(179.2)

2009 by Quarter:	First	Second	Third	Fourth
Revenues	$2,076.2	$2,208.6	$2,443.2	$2,585.8
Expenses	2,045.8	2,090.4	2,328.4	2,694.4
Interest income	3.3	3.1	3.2	2.1
Interest expense	(448.2)	(449.6)	(447.5)	(451.1)
Other income (expense)	23.3	(3.6)	(84.5)	3.5

Loss before income taxes and equity earnings in affiliates	(391.2)	(331.9)	(414.0)	(554.1)
Income tax benefit	(144.8)	(112.8)	(132.5)	(188.7)
Equity earnings in affiliates	18.5	25.5	26.8	27.0

Net loss	(227.9)	(193.6)	(254.7)	(338.4)
Less: Net income attributable to noncontrolling interests	3.4	2.3	35.9	30.2

Net loss attributable to First Data Corporation	$(231.3)	$(195.9)	$(290.6)	$(368.6)